UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-392-2626

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 80.6%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ----------   ------------
ARGENTINA - 1.9%
   Tenaris ADR .....................................       89,000   $  5,362,250
                                                                    ------------
BRAZIL - 3.3%
   Lojas Renner ....................................      263,938      5,174,891
   Souza Cruz ......................................      139,500      3,972,983
                                                                    ------------
                                                                       9,147,874
                                                                    ------------
CHILE - 2.0%
   Banco Santander Chile ADR .......................      122,000      5,575,400
                                                                    ------------
CHINA - 5.5%
   China Mobile (A) ................................      640,000      8,551,058
   PetroChina, Cl H (A) ............................    5,100,000      6,790,827
                                                                    ------------
                                                                      15,341,885
                                                                    ------------
CZECH REPUBLIC - 1.5%
   Erste Bank der Oesterreichischen Sparkassen (A)..       66,000      4,214,704
                                                                    ------------
HONG KONG - 5.0%
   Hang Lung Group (A) .............................    1,510,000      6,697,409
   Swire Pacific, Cl A (A) .........................      240,000      2,563,602
   Swire Pacific, Cl B (A) .........................    2,240,000      4,762,028
                                                                    ------------
                                                                      14,023,039
                                                                    ------------
HUNGARY - 3.0%
   Danubius Hotel and Spa * (A) ....................        2,039         84,149
   Richter Gedeon GDR ..............................       36,000      8,244,000
                                                                    ------------
                                                                       8,328,149
                                                                    ------------
INDIA - 12.4%
   GlaxoSmithKline Pharmaceuticals (A) .............      150,657      3,869,708
   Grasim Industries (A) ...........................      127,630      5,388,840
   Grasim Industries GDR * .........................        3,000        128,850
   Hero Honda Motors * (A) .........................      297,315      5,587,375
   Housing Development Finance (A) .................      130,000      6,899,719
   ICICI Bank (A) ..................................      340,855      5,063,396

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ----------   ------------
INDIA - CONTINUED
   ICICI Bank ADR ..................................        2,200   $     65,142
   Infosys Technologies (A) ........................       80,000      2,969,065
   Satyam Computer Services (A) ....................      555,000      4,938,971
                                                                    ------------
                                                                      34,911,066
                                                                    ------------
INDONESIA - 2.1%
   Astra International (A) .........................    2,420,000      5,945,782
                                                                    ------------
ISRAEL - 2.8%
   Check Point Software Technologies *..............      140,000      3,196,200
   Teva Pharmaceutical Industries ADR ..............      105,000      4,708,200
                                                                    ------------
                                                                       7,904,400
                                                                    ------------
MALAYSIA - 3.4%
   Bumiputra-Commerce Holdings (A) .................    1,445,000      3,860,193
   Public Bank (A) .................................    1,800,000      5,783,873
                                                                    ------------
                                                                       9,644,066
                                                                    ------------
MEXICO - 9.7%
   Consorcio ARA ...................................    3,467,000      2,879,373
   Fomento Economico Mexicano ADR ..................      184,000      8,438,240
   Grupo Aeroportuario del Sureste ADR..............       69,000      3,530,040
   Grupo Financiero Banorte, Cl O ..................    1,560,000      6,719,043
   Organizacion Soriana, Cl B * ....................    1,598,435      5,772,215
                                                                    ------------
                                                                      27,338,911
                                                                    ------------
PHILIPPINES - 2.0%
   Ayala Land (A) ..................................   15,000,000      3,298,152
   Bank of the Philippine Islands (A) ..............    2,658,000      2,410,711
                                                                    ------------
                                                                       5,708,863
                                                                    ------------
RUSSIA - 2.4%
   LUKOIL ADR ......................................       81,500      6,816,750
                                                                    ------------
SOUTH AFRICA - 5.7%
   Massmart Holdings (A) ...........................      939,000      9,544,844

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ----------   ------------
SOUTH AFRICA - CONTINUED
   Truworths International (A) .....................    1,657,793   $  6,547,088
                                                                    ------------
                                                                      16,091,932
                                                                    ------------
SOUTH KOREA - 3.1%
   Daegu Bank (A) ..................................      155,190      1,925,509
   Pusan Bank (A) ..................................      190,460      2,312,574
   Shinsegae (A) ...................................        8,925      4,594,353
                                                                    ------------
                                                                       8,832,436
                                                                    ------------
TAIWAN - 4.4%
   Fubon Financial Holding (A) .....................    3,039,000      2,682,593
   Taiwan Mobile (A) ...............................    1,624,062      2,920,216
   Taiwan Semiconductor Manufacturing (A)...........    3,718,667      6,718,344
                                                                    ------------
                                                                      12,321,153
                                                                    ------------
THAILAND - 3.9%
   PTT Exploration & Production * (A) ..............    1,100,000      4,897,198
   Siam Cement (A) .................................    1,185,000      6,040,230
                                                                    ------------
                                                                      10,937,428
                                                                    ------------
TURKEY - 5.4%
   Akbank (A) ......................................    1,383,000      7,677,188
   Aksigorta (A) ...................................       74,767        331,621
   BIM Birlesik Magazalar (A) ......................      120,000      4,505,192
   Migros Turk (A) .................................      153,000      2,674,360
                                                                    ------------
                                                                      15,188,361
                                                                    ------------
UNITED KINGDOM - 1.1%
   Standard Chartered (A) ..........................      100,000      3,044,989
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $223,831,268) ..........................                 226,679,438
                                                                    ------------
--------------------------------------------------------------------------------
PREFERRED STOCK - 15.3%
--------------------------------------------------------------------------------
BRAZIL - 11.3%
   Banco Bradesco ADR ..............................      368,500      7,823,255
   Cia Vale do Rio Doce ADR ........................      395,000     10,337,150

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ----------   ------------
BRAZIL - CONTINUED
   Petroleo Brasileiro ADR, Cl A ...................      183,368   $  8,405,589
   Ultrapar Participacoes ..........................      144,018      5,248,059
                                                                    ------------
                                                                      31,814,053
                                                                    ------------
SOUTH KOREA - 4.0%
   Hyundai Motor (A) ...............................       12,000        333,246
   Samsung Electronics (A) .........................       29,600     10,882,410
                                                                    ------------
                                                                      11,215,656
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $37,123,478) ...........................                  43,029,709
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.0%
--------------------------------------------------------------------------------
   Northern Institutional, Diversified
      Assets Portfolio, 2.020% (B)
      (Cost $8,557,797) ............................    8,557,797      8,557,797
                                                                    ------------
   TOTAL INVESTMENTS - 98.9%
      (Cost $269,512,543)+ .........................                $278,266,944
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $281,342,953.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008, WAS $167,311,517 AND REPRESENTED 59.5% OF NET ASSETS.

(B)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS
GDR - GLOBAL DEPOSITARY RECEIPT

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $269,512,543, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $27,221,218 AND $(18,466,817), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


AAM-QH-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ Philip T. Masterson
                                              -----------------------
                                              Philip T. Masterson, President

Date:  September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Philip T. Masterson
                                              -----------------------
                                              Philip T. Masterson, President

Date:  September 26, 2008


By (Signature and Title)*                     /s/ Michael Lawson
                                              -----------------------
                                              Michael Lawson, Controller
                                              and Chief Financial Officer
Date:  September 26, 2008


* Print the name and title of each signing officer under his or her signature.